Commitments and Contingencies - Future Minimum Lease Payments Under Noncancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
2013		$ 2,825
2013	784
2014	3,290	2,918
2015	2,956	2,492
2016	2,341	1,863
2017	1,419	927
2018 and thereafter	72	72
Future minimum operating lease payments, Total	$ 10,862	$ 11,097